Pension obligations (Narrative) (Details) - Pension obligations [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Statement [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 19,401
Weighted average duration of defined benefit obligation	15.8	15.7
Return on plan assets, percentage	11.50%	5.01%
Active members [Member]
Statement [Line Items]
Weighted average duration of defined benefit obligation	18.4	17.1
Deferred members [Member]
Statement [Line Items]
Weighted average duration of defined benefit obligation	26.9	23.5
Retired members [Member]
Statement [Line Items]
Weighted average duration of defined benefit obligation	10.2	12.4
Actuarial assumption of discount rates [Member]
Statement [Line Items]
Reasonably possible increase in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 27,622
Reasonably possible decrease in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 31,183
Actuarial assumption of expected rates of salary increases [Member]
Statement [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3,893
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 3,533
Actuarial assumptions of life expectancy [Member]
Statement [Line Items]
Reasonably possible increase in life expectancy (years)	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 5,804
Reasonably possible decrease in life expectancy (years)	1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 5,903